FINANCIAL INCOME	12 Months Ended
Dec. 31, 2021
FINANCIAL INCOME
FINANCIAL INCOME

NOTE 18 - FINANCIAL INCOME

The analysis of financial income for the years ended 31 December 2021, 2020 and 2019 is as follows:

Financial income:

	1 January –	1 January –	1 January –
	31 December	31 December	31 December
	2021	2020	2019

Foreign currency exchange gains	2,071,914	57,469	12,512
Interest income on time deposits	42,528	21,016	10,717
Interest income on credit sales	33,381	18,622	13,545
Other	12,297	5,806	3,744

	2,160,120	102,913	40,518